Goodwill And Other Intangible Assets (Schedule Of Changes In The Carrying Amount Of Goodwill Attributable To Business Segment) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 361,864,000	$ 355,700,000
Acquisitions/adjustments	(600,000)	6,200,000
Goodwill, Ending Balance	361,280,000	361,864,000
USG [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	297,800,000	296,100,000
Acquisitions/adjustments	(500,000)	1,700,000
Goodwill, Ending Balance	297,300,000	297,800,000
Test [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	34,800,000	30,500,000
Acquisitions/adjustments	(100,000)	4,300,000
Goodwill, Ending Balance	34,700,000	34,800,000
Filtration [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		29,100,000
Acquisitions/adjustments		200,000
Goodwill, Ending Balance	$ 29,300,000	$ 29,300,000